Financial liabilities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2019
Financial Liabilities At Amortised Cost [Abstract]
Table of Bank Loans

	December 31, 2019	December 31, 2018
Local financial institutions	3,592,942	—
Foreign financial institutions	2,539,186	8,487,730
Central Bank	16,748	15,394

	6,148,876	8,503,124

Table of Deposits

	December 31, 2019	December 31, 2018
Savings Accounts	147,825,400	216,836,264
Term deposits	84,174,403	128,918,331
Checking accounts	54,000,386	43,957,531
Investment accounts	77	—
Others	4,871,226	6,668,093

TOTAL	290,871,492	396,380,219

Table of Repurchase Agreements

	December 31, 2019	December 31, 2018
Financial institutions	—	22,030

TOTAL	—	22,030

Table of Other Financial Liabilities

	December 31, 2019	December 31, 2018
Obligations for financing of purchases (*)	16,970,119	20,160,684
Collections and other transactions on behalf of third parties	3,201,181	5,191,037
Lease liabilities ( See Notes 5.18 and 44)	2,516,725	—
Interest accrued payable	363,688	138,101
Creditors for spot transactions pending settlement	120,419	10,816,118
Accrued commissions payable	14,574	9,065
Others	5,638,469	7,049,413

TOTAL	28,825,175	43,364,418

(*)	Includes payables to merchants acquirers as a result of purchases made by the holders of the Bank’s credit cards.